Contingent Liabilities and Financial Commitments - Closed Litigation Matters Explanatory (Details)	12 Months Ended
Dec. 31, 2021
Vuse Litigation (Illinois School Districts)
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	Vuse Litigation (Illinois School Districts)
Companies named as Defendants	Reynolds American, RJR Vapor, the Company, Lorillard LLC and LOEC Inc.
Description	Public Nuisance
Disposition	Voluntary dismissal by plaintiff
Vuse Litigation (Illinois School Districts) | United States
Disclosure Of Current Status Of Litigation Cases [Line Items]
Jurisdiction	U.S
Brazil Associação de Defesa da Saúde do Fumante Class Action
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	Brazil Associação de Defesa da Saúde do Fumante class action
Companies named as Defendants	Souza Cruz
Description	Class action
Disposition	Superior Court of Justice certified decision in favour of defendants
Brazil Associação de Defesa da Saúde do Fumante Class Action | BRAZIL
Disclosure Of Current Status Of Litigation Cases [Line Items]
Jurisdiction	Brazil
UK Serious Fraud Office (SFO) Investigation
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	UK Serious Fraud Office (SFO) investigation
Companies named as Defendants	The Company, its subsidiaries, and associated persons
Description	Investigation
Disposition	SFO’s announcement that the investigation had been closed
UK Serious Fraud Office (SFO) Investigation | United Kingdom
Disclosure Of Current Status Of Litigation Cases [Line Items]
Jurisdiction	UK
Perry
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	Perry
Jurisdiction	U.S.
Companies named as Defendants	Investments
Description	Individual case
Disposition	Dormant/closed
Antimonopoly Committee of Ukraine
Disclosure Of Current Status Of Litigation Cases [Line Items]
Matter	Antimonopoly Committee of Ukraine
Companies named as Defendants	British American Tobacco Sales & Marketing Ukraine Limited Liability Company
Description	Competition investigation
Disposition	Judgment of Supreme Court of Ukraine
Antimonopoly Committee of Ukraine | Ukraine
Disclosure Of Current Status Of Litigation Cases [Line Items]
Jurisdiction	Ukraine